Mezzanine Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 JPY (¥) shares	Dec. 31, 2018 JPY (¥)
Temporary Equity [Line Items]
Mezzanine equity	$ 17,200	$ 16,998
Series A Cumulative Redeemable Perpetual Preferred Stock
Temporary Equity [Line Items]
Mezzanine equity shares issued (in shares) | shares	100		100
Mezzanine equity	$ 17,072	16,875		¥ 1,854,900,000
Mezzanine dividends	$ 128	$ 123
Preferred stock, dividend rate	2.95%
Liquidation value of mezzanine equity	$ 17,200		¥ 1,868,692,325